Subordinated borrowings and borrowings - Additional Information (Detail) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [Line Items]
Decrease in subordinated borrowings	€ 649
Subordinated liabilities	1,595		€ 2,244
Borrowings	2,918		2,356
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,487		763
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity	162
Borrowings	1,431		€ 1,593
Fixed-to-floating Subordinated Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument principal amount of debt redeemed	700
Senior Unsecured Notes [Member] | Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity	724
Borrowings	€ 700	$ 760
Coupon rate	5.50%	5.50%